Revenue, Properties and Outsourcing Assets by Geographic Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,015.1	$ 3,356.4	$ 3,456.5
Properties, net	153.8	168.7	174.7
Outsourcing assets, net	182.0	150.9	115.5
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,454.9	1,378.1	1,370.6
Properties, net	96.9	111.9	112.4
Outsourcing assets, net	119.4	99.7	56.2
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	375.8	435.4	414.0
Properties, net	18.8	22.0	24.7
Outsourcing assets, net	36.6	25.8	28.1
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,184.4	1,542.9	1,671.9
Properties, net	38.1	34.8	37.6
Outsourcing assets, net	$ 26.0	$ 25.4	$ 31.2